CHAPMAN AND CUTLER LLP                            111 WEST MONROE STREET
                                                 CHICAGO, ILLINOIS 60603



                             September 24, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:              First Defined Portfolio Fund, LLC (the "Company")

To the Commission:

     On behalf of the above Company, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Company. It is intended that the proxy materials will be mailed to shareholders of each series of the Company on or about October 5, 2010. Please call the undersigned at (312) 845-3446 (fax (312) 701-2361) with any questions or comments regarding this filing.


                                   Very truly yours,

                                   CHAPMAN AND CUTLER LLP



                                   By /s/ Suzanne M. Russell
                                      -----------------------------
                                      Suzanne M. Russell